Fair Value Measurements (Long Term Debt And Current Maturities) (Details) (Detail) (USD $) In Millions, unless otherwise specified																			3 Months Ended	12 Months Ended																							3 Months Ended	12 Months Ended							3 Months Ended	12 Months Ended
	Mar. 31, 2013 Not Classified As Subject To Compromise	Dec. 31, 2012 Not Classified As Subject To Compromise	Dec. 31, 2011 Not Classified As Subject To Compromise	Mar. 31, 2013 Classified As Subject To Compromise	Dec. 31, 2012 Classified As Subject To Compromise	Dec. 31, 2011 Classified As Subject To Compromise	Mar. 31, 2013 Secured Variable And Fixed Rate Indebtedness Due Through 2023 Not Classified As Subject To Compromise	Dec. 31, 2012 Secured Variable And Fixed Rate Indebtedness Due Through 2023 Not Classified As Subject To Compromise	Dec. 31, 2011 Secured Variable And Fixed Rate Indebtedness Due Through 2023 Not Classified As Subject To Compromise	Mar. 31, 2013 Secured Variable And Fixed Rate Indebtedness Due Through 2023 Classified As Subject To Compromise	Dec. 31, 2012 Secured Variable And Fixed Rate Indebtedness Due Through 2023 Classified As Subject To Compromise	Dec. 31, 2011 Secured Variable And Fixed Rate Indebtedness Due Through 2023 Classified As Subject To Compromise	Mar. 31, 2013 Enhanced Equipment Trust Certificates Due Through 2021 Not Classified As Subject To Compromise	Dec. 31, 2012 Enhanced Equipment Trust Certificates Due Through 2021 Not Classified As Subject To Compromise	Dec. 31, 2011 Enhanced Equipment Trust Certificates Due Through 2021 Not Classified As Subject To Compromise	Mar. 31, 2013 Enhanced Equipment Trust Certificates Due Through 2021 Classified As Subject To Compromise	Dec. 31, 2012 Enhanced Equipment Trust Certificates Due Through 2021 Classified As Subject To Compromise	Dec. 31, 2011 Enhanced Equipment Trust Certificates Due Through 2021 Classified As Subject To Compromise	Mar. 31, 2013 6.00% - 8.50% Special Facility Revenue Bonds Due Through 2036	Dec. 31, 2012 6.00% - 8.50% Special Facility Revenue Bonds Due Through 2036	Mar. 31, 2013 6.00% - 8.50% Special Facility Revenue Bonds Due Through 2036 Not Classified As Subject To Compromise	Dec. 31, 2012 6.00% - 8.50% Special Facility Revenue Bonds Due Through 2036 Not Classified As Subject To Compromise	Dec. 31, 2011 6.00% - 8.50% Special Facility Revenue Bonds Due Through 2036 Not Classified As Subject To Compromise	Mar. 31, 2013 6.00% - 8.50% Special Facility Revenue Bonds Due Through 2036 Classified As Subject To Compromise	Dec. 31, 2012 6.00% - 8.50% Special Facility Revenue Bonds Due Through 2036 Classified As Subject To Compromise	Dec. 31, 2011 6.00% - 8.50% Special Facility Revenue Bonds Due Through 2036 Classified As Subject To Compromise	Mar. 31, 2013 7.50% Senior Secured Notes Due 2016 Not Classified As Subject To Compromise	Dec. 31, 2012 7.50% Senior Secured Notes Due 2016 Not Classified As Subject To Compromise	Dec. 31, 2011 7.50% Senior Secured Notes Due 2016 Not Classified As Subject To Compromise	Mar. 31, 2013 7.50% Senior Secured Notes Due 2016 Classified As Subject To Compromise	Dec. 31, 2012 7.50% Senior Secured Notes Due 2016 Classified As Subject To Compromise	Dec. 31, 2011 7.50% Senior Secured Notes Due 2016 Classified As Subject To Compromise	Mar. 31, 2013 Advantage Miles Advance Purchase Not Classified As Subject To Compromise	Dec. 31, 2012 Advantage Miles Advance Purchase Not Classified As Subject To Compromise	Dec. 31, 2011 Advantage Miles Advance Purchase Not Classified As Subject To Compromise	Mar. 31, 2013 Advantage Miles Advance Purchase Classified As Subject To Compromise	Dec. 31, 2012 Advantage Miles Advance Purchase Classified As Subject To Compromise	Dec. 31, 2011 Advantage Miles Advance Purchase Classified As Subject To Compromise	Mar. 31, 2013 6.25% Senior Convertible Notes Due 2014 Not Classified As Subject To Compromise	Dec. 31, 2012 6.25% Senior Convertible Notes Due 2014 Not Classified As Subject To Compromise	Mar. 31, 2013 6.25% Senior Convertible Notes Due 2014 Classified As Subject To Compromise	Dec. 31, 2012 6.25% Senior Convertible Notes Due 2014 Classified As Subject To Compromise	Mar. 31, 2013 9.00% - 10.20% Debentures Due Through 2021	Dec. 31, 2012 9.00% - 10.20% Debentures Due Through 2021	Mar. 31, 2013 9.00% - 10.20% Debentures Due Through 2021 Not Classified As Subject To Compromise	Dec. 31, 2012 9.00% - 10.20% Debentures Due Through 2021 Not Classified As Subject To Compromise	Dec. 31, 2011 9.00% - 10.20% Debentures Due Through 2021 Not Classified As Subject To Compromise	Mar. 31, 2013 9.00% - 10.20% Debentures Due Through 2021 Classified As Subject To Compromise	Dec. 31, 2012 9.00% - 10.20% Debentures Due Through 2021 Classified As Subject To Compromise	Dec. 31, 2011 9.00% - 10.20% Debentures Due Through 2021 Classified As Subject To Compromise	Mar. 31, 2013 7.88% - 10.55% Notes Due Through 2039	Dec. 31, 2012 7.88% - 10.55% Notes Due Through 2039	Mar. 31, 2013 7.88% - 10.55% Notes Due Through 2039 Not Classified As Subject To Compromise	Dec. 31, 2012 7.88% - 10.55% Notes Due Through 2039 Not Classified As Subject To Compromise	Dec. 31, 2011 7.88% - 10.55% Notes Due Through 2039 Not Classified As Subject To Compromise	Mar. 31, 2013 7.88% - 10.55% Notes Due Through 2039 Classified As Subject To Compromise	Dec. 31, 2012 7.88% - 10.55% Notes Due Through 2039 Classified As Subject To Compromise	Dec. 31, 2011 7.88% - 10.55% Notes Due Through 2039 Classified As Subject To Compromise
Carrying Value	$ 7,902	$ 8,123	$ 8,220	$ 1,198	$ 1,198	$ 2,482	$ 3,004	$ 3,297	$ 2,952	$ 172	$ 172	$ 1,456	$ 1,851	$ 1,741	$ 1,942	$ 0	$ 0	$ 0			$ 1,314	$ 1,313	$ 1,436	$ 186	$ 186	$ 186	$ 1,000	$ 1,000	$ 1,000	$ 0	$ 0	$ 0	$ 733	$ 772	$ 890	$ 0	$ 0	$ 0	$ 0	$ 0	$ 460	$ 460			$ 0	$ 0	$ 0	$ 214	$ 214	$ 214			$ 0	$ 0	$ 0	$ 166	$ 166	$ 166
Fair Value	$ 8,171	$ 8,115	$ 7,417	$ 1,138	$ 885	$ 1,341	$ 2,883	$ 3,143	$ 2,647	$ 148	$ 154	$ 1,123	$ 1,946	$ 1,811	$ 1,927	$ 0	$ 0	$ 0			$ 1,453	$ 1,308	$ 1,230	$ 194	$ 186	$ 37	$ 1,150	$ 1,074	$ 711	$ 0	$ 0	$ 0	$ 739	$ 779	$ 902	$ 0	$ 0	$ 0	$ 0	$ 0	$ 509	$ 400			$ 0	$ 0	$ 0	$ 238	$ 112	$ 46			$ 0	$ 0	$ 0	$ 49	$ 33	$ 34
Percentage of debt instrument interest rate - minimum																			6.00%	6.00%																							9.00%	9.00%							7.88%	7.88%
Percentage of debt instrument interest rate - maximum																			8.50%	8.50%																							10.20%	10.20%							10.55%	10.55%